ASSETS HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2026
ASSETS HELD FOR SALE [Abstract]
Schedule of Assets and Liabilities Classified as Held for Sale
The following is a summary of the major items of assets and liabilities classified as held for sale:

(MILLIONS)	U.S. Hydroelectric Portfolio	U.S. Renewables Portfolio	Colombian Renewables Portfolio	European Renewables Portfolio	June 30, 2026	December 31, 2025
Assets
Cash and cash equivalents	$36	$—	$—	$28	$64	$79
Restricted cash	—	7	—	—	7	88
Trade receivables and other current assets	9	7	2	22	40	94
Financial instrument assets	2	4	—	18	24	160
Equity-accounted investments	—	394	—	—	394	—
Property, plant and equipment, at fair value(1)	1,795	501	859	803	3,958	5,582
Goodwill	—	—	25	—	25	—
Deferred income tax assets	1	—	—	—	1	—
Other long-term assets	—	20	—	1	21	139
Assets held for sale	$1,843	$933	$886	$872	$4,534	$6,142
Liabilities
Current liabilities	$9	$19	$—	$12	$40	$99
Non-recourse borrowings	752	273	—	265	1,290	2,359
Financial instrument liabilities	19	73	—	—	92	1,095
Deferred income tax liabilities	5	—	236	111	352	73
Provisions	—	4	1	14	19	203
Other long-term liabilities	5	26	4	74	109	192
Liabilities directly associated with assets held for sale	$790	$395	$241	$476	$1,902	$4,021
(1)Changes in fair value of $145 million have been recorded through other comprehensive income, see Note 8 - Property, plant and equipment for more details.